Net other operating expense (Tables)	12 Months Ended
Dec. 31, 2018
Net other operating expense [Abstract]
Net other operating expense

Other operating income and other operating expense for the years ended December 31, 2016, 2017 and 2018 are as follows:

	2016		2017	2018
Other operating income
Gain on sale of assets:
Loans	~~W~~	69,002	50,707	—
Loans at amortized cost		—	—	40,624
Others:
Gain on hedged items		392,913	634,695	418,390
Reversal of allowance for acceptances and guarantee		4,046	—	2,834
Gain on trust account		3,379	14	—
Reversal of other allowance		30,419	286,932	5,033
Others		47,556	82,375	131,345

		478,313	1,004,016	557,602

		547,315	1,054,723	598,226

Other operating expense
Loss on sale of assets:
Loans		(11,021)	(8,394)	—
Loans at amortized cost		—	—	(14,271)
Others:
Loss on hedged items		(451,728)	(629,754)	(406,872)
Contribution		(252,178)	(252,419)	(283,331)
Provision for acceptances and guarantee allowance		(7,933)	(2,548)	—
Provision for other allowance		(84,048)	(12,133)	(13,036)
Depreciation of operating lease assets		(8,315)	(12,943)	(56,570)
Others		(530,003)	(599,524)	(653,501)

		(1,334,205)	(1,509,321)	(1,413,310)

		(1,345,226)	(1,517,715)	(1,427,581)

Net other operating expenses	~~W~~	(797,911)	(462,992)	(829,355)